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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

          Report for the Calendar Year or Quarter Ended 9/30/2008

If amended report check here:      [_]                    Amendment Number:
                                                                            ----

This Amendment (Check only one):   [_] is a restatement
                                   [_] adds new holding entries.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Global Capital Management, Inc.
--------------------------------------------------------------------------------
Business Address                    (Street)      (City)      (State)      (Zip)
One West First Avenue, Suite 100
Conshohocken Pa, 19428

13F File Number: 28-11502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Anthony W. Soslow                President, Director               (610)567-0320
Name                                   (Title)                        (Phone)


                                               /s/ Anthony W. Soslow
                                               ---------------------------------
                                               (Manual Signature of Person Duly
                                               Authorized to Submit This Report)

                                                    Conshohocken, PA   10/7/2008
                                                     (Place and Date of Signing)

Report Type:

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:         112

Form 13F Information Table Value Total:    $522,095
                                        (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

   13F File No.:   Name:                     13F File No.:   Name:
   -------------   --------------------      -------------   -------------------
1. 28-                                    6.
   -------------   --------------------      -------------   -------------------
2.                                        7.
   -------------   --------------------      -------------   -------------------
3.                                        8.
   -------------   --------------------      -------------   -------------------
4.                                        9.
   -------------   --------------------      -------------   -------------------
5.                                        10.
   -------------   --------------------      -------------   -------------------

                                    FORM 13F

                                INFORMATION TABLE

                                                                         PAGE  1

--------------------------------------------------------------------------------------------------------------------------
ITEM 1                              ITEM 2  ITEM 3  ITEM 4      ITEM 5          ITEM 6          ITEM 7        ITEM 8
                                                      FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                     TITLE           MARKET   SHARES OF                 SHARED
NAME OF ISSUER                        OF     CUSIP   VALUE    PRINCIPAL   SOLE  SHARED  OTHER    MANA-  SOLE  SHARED  NONE
                                     CLASS  NUMBER  (x$1000)    AMOUNT     (A)    (B)     (C)    GERS    (A)    (B)    (C)
--------------------------------------------------------------------------------------------------------------------------


                                                                      10/30/2008

                                        COLUMN 2    COLUMN 3   COLUMN 4    COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8
                                    --------------  ---------  --------  -------------  ----------  --------  ---------------------
                                                                 VALUE   SHRS OR  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                                    TITLE OF CLASS    CUSIP     (x1000)  PRN AMT  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
                                    --------------  ---------  --------  -------  ----  ----------  --------  ------  ------  -----
AT&T Inc.                           Stock           00206r102     2,683   96,077        Sole        N/A       Shared
ATC Technology Corp                 Stock           8318107         227    9,550        Sole        N/A       Shared
Aeropostale, Inc.                   Stock           7865108      12,344  384,439        Sole        N/A       Shared
Aetna, Inc.                         Stock           00817y108     3,818  105,739        Sole        N/A       Shared
Affiliated Computer Services        Stock           8190100       2,312   45,670        Sole        N/A       Shared
Akami Technologies                  Stock           00971t101       358   20,512        Sole        N/A       Shared
Alcoa, Inc.                         Stock           13817101      3,750  166,067        Sole        N/A       Shared
Alliance Resource Partners LP       Stock           01877R108     3,059   97,054        Sole        N/A       Shared
Altera                              Stock           021441100       393   19,000        Sole        N/A       Shared
AmSurg Corp.                        Stock           03232p405    11,278  442,790        Sole        N/A       Shared
America's Car-Mart, Inc.            Stock           03062t105       312   16,790        Sole        N/A       Shared
American Financial Group            Stock           025932104    14,660  496,940        Sole        N/A       Shared
AmerisourceBergen Corp.             Stock           03073E105     2,983   79,228        Sole        N/A       Shared
Ametek, Inc.                        Stock           031100100    10,514  257,890        Sole        N/A       Shared
Amphenol Corp.                      Stock           032095101    11,205  279,152        Sole        N/A       Shared
Amtrust Financial Services Inc.     Stock           032359309    12,124  892,135        Sole        N/A       Shared
Andersons Inc.                      Stock           034164103     4,904  139,246        Sole        N/A       Shared
Assurant Inc.                       Stock           04621x108       391    7,105        Sole        N/A       Shared
Avnet, Inc.                         Stock           053807103     5,328  216,340        Sole        N/A       Shared
Avocent Corporation                 Stock           053893103       215   10,500        Sole        N/A       Shared
Big Lots Inc.                       Stock           89302103      8,265  296,990        Sole        N/A       Shared
Buckle, Inc.                        Stock           118440106       318    5,725        Sole        N/A       Shared
Bunge Ltd.                          Stock           G16962105     3,051   48,290        Sole        N/A       Shared
CSX Corp.                           Stock           126408103       327    6,000        Sole        N/A       Shared
Cameco Corp                         Stock           13321L108       335   15,000        Sole        N/A       Shared
Cash America International, Inc.    Stock           14754d100     5,656  156,950        Sole        N/A       Shared
Ceradyne, Inc.                      Stock           156710105       418   11,406        Sole        N/A       Shared
Cigna Corp.                         Stock           125509109       476   14,000        Sole        N/A       Shared
Comfort Systems                     Stock           199908104       280   20,950        Sole        N/A       Shared
Companhia Vale do Rio Doce          Stock           204412209     2,496  130,321        Sole        N/A       Shared
Computer Services                   Stock           205363104       201    5,000        Sole        N/A       Shared
Conoco Phillips                     Stock           20825c104     4,176   57,016        Sole        N/A       Shared
Constellation Brands                Stock           21036p108    10,384  483,882        Sole        N/A       Shared
Cummins Engine Inc.                 Stock           231021106       574   13,135        Sole        N/A       Shared
Dollar Tree Stores Inc.             Stock           256746108     7,368  202,628        Sole        N/A       Shared
Dryships Inc.                       Stock           Y2109Q101       358   10,075        Sole        N/A       Shared
Dynamic Research Corp.              Stock           268057106       161   21,200        Sole        N/A       Shared
EZCORP, Inc.                        Stock           302301106     5,685  302,410        Sole        N/A       Shared
Emcor Group                         Stock           29084Q100    15,106  573,942        Sole        N/A       Shared
Endo Pharmaceuticals Holdings Inc.  Stock           29264f205    12,225  611,254        Sole        N/A       Shared
Forest Lab Inc.                     Stock           345838106     4,927  174,230        Sole        N/A       Shared

Fossil, Inc.                        Stock           349882100    16,139  571,699        Sole        N/A       Shared
Freeport-McMoRan Copper& Gold       Stock           35671D857     4,357   76,638        Sole        N/A       Shared
GameStop Corp.                      Stock           36467w109     2,269   66,315        Sole        N/A       Shared
Gardner Denver Inc.                 Stock           365558105     4,577  131,814        Sole        N/A       Shared
Genco Shipping & Trading Ltd.       Stock           Y2685T107     9,790  294,537        Sole        N/A       Shared
General Dynamics                    Stock           369550108     5,682   77,186        Sole        N/A       Shared
Gibralter Industries                Stock           374689107       239   12,775        Sole        N/A       Shared
Gulfmark Offshore Inc.              Stock           402269109     5,256  117,106        Sole        N/A       Shared
Gymboree Corp.                      Stock           403777105    14,590  410,974        Sole        N/A       Shared
Helen of Troy Ltd.                  Stock           g4388n106       239   10,475        Sole        N/A       Shared
Herbalife Ltd.                      Stock           G4412G101       553   14,000        Sole        N/A       Shared
Hewlett Packard                     Stock           428236103     5,204  112,533        Sole        N/A       Shared
Holly Corp.                         Stock           435758305       434   15,000        Sole        N/A       Shared
Hornbeck Offshore Services          Stock           440543106       208    5,397        Sole        N/A       Shared
Insite Vision Inc.                  Stock           457660108       100  212,461        Sole        N/A       Shared
International Business Machines     Stock           459200101     6,502   55,594        Sole        N/A       Shared
Jabil Circuit                       Stock           466313103       244   25,600        Sole        N/A       Shared
Johnson & Johnson                   Stock           478160104       231    3,335        Sole        N/A       Shared
Jos. A Bank Clothiers, Inc.         Stock           480838101    11,562  344,098        Sole        N/A       Shared
LHC Group                           Stock           50187A107       386   13,580        Sole        N/A       Shared
LMI Aerospace Inc.                  Stock           502079106       263   13,100        Sole        N/A       Shared
Lincoln Electric Holdings, Inc.     Stock           533900106       514    8,000        Sole        N/A       Shared
MSC Industrial Direct               Stock           553530106     9,041  196,255        Sole        N/A       Shared
MTS Systems Corp.                   Stock           553777103       259    6,150        Sole        N/A       Shared
Mariner Energy                      Stock           56845T305     7,521  366,890        Sole        N/A       Shared
McDonalds                           Stock           580135101       239    3,880        Sole        N/A       Shared
Metalico Inc.                       Stock           591176102       123   20,870        Sole        N/A       Shared
Microsoft                           Stock           594918104       202    7,550        Sole        N/A       Shared
Murphy Oil                          Stock           626717102     4,307   67,154        Sole        N/A       Shared
NCI Building Systems                Stock           628852105       270    8,510        Sole        N/A       Shared
NCR Corp.                           Stock           62886e108     6,832  309,825        Sole        N/A       Shared
National Oilwell Varco              Stock           637071101       347    6,915        Sole        N/A       Shared
National Semiconductor              Stock           637640103       367   21,300        Sole        N/A       Shared
Nike Inc. Cl. B                     Stock           654106103     2,580   38,565        Sole        N/A       Shared
Noble Corp.                         Stock           G65422100     3,622   82,496        Sole        N/A       Shared
Nokia Corporation                   Stock           654902204     3,797  203,608        Sole        N/A       Shared
Nu Skin Enterprises Inc.            Stock           67018T105       269   16,600        Sole        N/A       Shared
OM Group Inc.                       Stock           670872100     4,381  194,699        Sole        N/A       Shared
Oil States Int'l                    Stock           678026105    10,466  296,073        Sole        N/A       Shared
Omnicare                            Stock           681904108     5,043  175,285        Sole        N/A       Shared
Open Text Corp.                     Stock           683715106    15,676  453,321        Sole        N/A       Shared
OptionsXpress Holdings, Inc.        Stock           684010101    11,826  608,981        Sole        N/A       Shared
Pacer International                 Stock           69373h106     8,391  509,482        Sole        N/A       Shared
PepsiAmericas Inc.                  Stock           71343p200     1,876   90,530        Sole        N/A       Shared
Petmed Express Inc.                 Stock           716382106       238   15,175        Sole        N/A       Shared
Pfizer                              Stock           717081103     4,243  230,101        Sole        N/A       Shared
Plantronics                         Stock           727493          247   10,985        Sole        N/A       Shared

Polaris Industries, Inc.            Stock           731068102    11,444  251,564        Sole        N/A       Shared
Precision Castparts Corp.           Stock           740189105       630    8,000        Sole        N/A       Shared
Reinsurance Group of America        Stock           759351406    19,467  360,508        Sole        N/A       Shared
SPX Corp.                           Stock           784635104       270    3,500        Sole        N/A       Shared
Seagate Technology                  Stock           G7945J104       457   37,689        Sole        N/A       Shared
Sempra Energy                       Stock           816851109       464    9,200        Sole        N/A       Shared
Skechers USA Inc.                   Stock           830566105     7,816  464,438        Sole        N/A       Shared
Snap-on Inc.                        Stock           833034101     3,950   75,008        Sole        N/A       Shared
Stancorp Financial                  Stock           852891100    15,212  292,541        Sole        N/A       Shared
Steel Dynamics                      Stock           858119100     9,740  569,946        Sole        N/A       Shared
Stifel Financial Corp.              Stock           860630102     5,591  112,050        Sole        N/A       Shared
Synnex Corporation                  Stock           87162w100    15,720  703,682        Sole        N/A       Shared
Terra Industries                    Stock           880915103     7,032  239,180        Sole        N/A       Shared
Thomas & Betts Corp.                Stock           884315102     5,299  135,625        Sole        N/A       Shared
Trinity Industries Inc.             Stock           896522109     6,112  237,563        Sole        N/A       Shared
True Religion Apparel Inc.          Stock           89784N104       324   12,540        Sole        N/A       Shared
Tupperware Brands Corporation       Stock           899896104       332   12,000        Sole        N/A       Shared
United Technologies                 Stock           913017109     5,955   99,144        Sole        N/A       Shared
Universal American Corp.            Stock           913377107     6,196  508,303        Sole        N/A       Shared
VF Corp.                            Stock           918204108       977   12,640        Sole        N/A       Shared
Wabco Holdings                      Stock           92927K102     6,228  175,247        Sole        N/A       Shared
Websense Inc.                       Stock           947684106     8,971  401,370        Sole        N/A       Shared
World Acceptance Corp.              Stock           981419104     6,508  180,766        Sole        N/A       Shared
World Fuel Services                 Stock           981475106       253   11,000        Sole        N/A       Shared